Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Units representing limited partner interests
Amount Registered | shares	6,322,381
Proposed Maximum Offering Price per Unit	12.725
Maximum Aggregate Offering Price	$ 80,452,298.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,110.46
Offering Note

(1)

Represents the common units representing limited partner interests (“Common Units”) of TXO Partners, L.P. issuable pursuant to the TXO Partners, L.P. 2023 Long-Term Incentive Plan (the “Plan”) being registered hereby.

(2)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such additional Common Units as may become issuable pursuant to the adjustment provisions of the Plan.

(3)

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The price for the Common Units being registered hereby is based on a price of $12.725, the average high and low trading prices per Common Unit as reported by the NYSE on February 23, 2026, which is within five business days prior to filing this Registration Statement.